SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Summary of activity and Option Plan (Detail) € / shares in Units, $ / shares in Units, shares in Thousands		12 Months Ended
	Jun. 11, 2018 shares	Dec. 31, 2017 EUR (€) $ / shares € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,000
Axa Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding at January 1, 2017		9,536	9,536
Options granted		488	488
Options exercised		(1,996)	(1,996)
Options forfeited, net		0	0
Options expired		(2,626)	(2,626)
Options Outstanding at December 31, 2017		5,402	5,402
Weighted Average Remaining Contractual Term (in years)		4 years 2 months 12 days	4 years 2 months 12 days
Options Exercisable at December 31, 2017		3,406	3,406	3,406
Weighted Average Remaining Contractual Term (in years)		2 years 9 months 18 days	2 years 9 months 18 days
Options Outstanding at January 1, 2017 | € / shares			€ 21.02
Options granted | € / shares			23.92
Options exercised | € / shares			18.02
Options forfeited, net | € / shares			0
Options expired | € / shares			33.77
Options Outstanding at December 31, 2017 | € / shares			17.36
Aggregate Intrinsic Value | € / shares			39,861
Options Exercisable at December 31, 2017 | € / shares		€ 14.68	€ 14.68
Aggregate Intrinsic Value | €		€ 34,275	€ 34,275
AXA American Depository Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding at January 1, 2017		45	45
Options exercised		(2)	(2)
Options forfeited, net		0	0
Options expired		(8)	(8)
Options Outstanding at December 31, 2017		35	35
Weighted Average Remaining Contractual Term (in years)		1 year 2 months 12 days	1 year 2 months 12 days
Options Exercisable at December 31, 2017		35	35	35
Weighted Average Remaining Contractual Term (in years)		1 year 2 months 12 days	1 year 2 months 12 days
Options Outstanding at January 1, 2017 | $ / shares		€ 24.90
Options exercised | $ / shares		21.35
Options forfeited, net | $ / shares		0
Options expired | $ / shares		42.62
Options Outstanding at December 31, 2017 | $ / shares		20.98
Aggregate Intrinsic Value | $ / shares		€ 303
Options Exercisable at December 31, 2017 | $ / shares				$ 42.62
Aggregate Intrinsic Value | $				$ 303
AXA Holding Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding at January 1, 2017		5,085	5,085
Options exercised		(1,180)	(1,180)
Options forfeited, net		0	0
Options expired		(823)	(823)
Options Outstanding at December 31, 2017		3,082	3,082
Weighted Average Remaining Contractual Term (in years)		1 year 2 months 12 days	1 year 2 months 12 days
Options Exercisable at December 31, 2017		3,018	3,018	3,018
Weighted Average Remaining Contractual Term (in years)		1 year 1 month 6 days	1 year 1 month 6 days
Options Outstanding at January 1, 2017 | $ / shares		€ 49.45
Options exercised | $ / shares		17.04
Options forfeited, net | $ / shares		0
Options expired | $ / shares		84.96
Options Outstanding at December 31, 2017 | $ / shares		€ 52.37
Options Exercisable at December 31, 2017 | $ / shares				$ 52.97